Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 165.2	$ 138.0
Value contained in precious metal inventory at refineries	$ 635.1	$ 739.4
Interest earned on cash and short-term investments (percent)	3.00%	3.20%
Impact of 10% change in interest earned on earnings before taxes	$ 1.2	$ 1.6
Impact of 10% increase in metal prices on revenues	281.3	233.6
Impact of 10% decrease in metal prices on revenues	282.5	235.7
Impact of 10% increase in metal prices on earnings before taxes	5.3	3.3
SL-Credit Facility
Disclosure of detailed information about financial instruments [line items]
Borrowings outstanding	0.0	$ 0.0	$ 160.0
Notional amount	750.0
Effective interest rate		5.70%
Senior note maturing December 2027
Disclosure of detailed information about financial instruments [line items]
Borrowings outstanding	$ 275.9	$ 273.8	0.0
Interest rate on borrowings	4.625%
Senior note maturing August 2031
Disclosure of detailed information about financial instruments [line items]
Borrowings outstanding	$ 419.5	409.8	$ 0.0
Interest rate on borrowings	2.63%
Currency risk
Disclosure of detailed information about financial instruments [line items]
Effect of 10% change in exchange rate on income before taxes	$ 70.9	69.0
Production concentration risk
Disclosure of detailed information about financial instruments [line items]
Value contained in precious metal inventory at refineries	68.8	10.8
Credit risk
Disclosure of detailed information about financial instruments [line items]
Current advances to suppliers	6.7	10.4
Trade receivables from provisional concentrate sales | Customer concentration risk
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 31.2	$ 17.5